SCHEDULE OF WARRANT DERIVATIVE LIABILITY (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Number of Warrants, Beginning Balance	748,634
Change in fair value of warrants outstanding	16,142,364	748,634
Number of Warrants, Ending Balance	16,890,998	748,634